Liquidity and Capital Resources	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Liquidity and Capital Resources [Line Items]
Liquidity and Capital Resources
2.	Liquidity and Capital Resources

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited Condensed Consolidated Financial Statements were available to be issued.

Since inception, the Company has incurred cumulative losses from operations, negative cash flows from operating activities and has an accumulated deficit of $2,519,439 as of June 30, 2021. The Company expects to continue to generate significant operating losses for the foreseeable future. The Company has funded its operations and capital needs primarily through the net proceeds received from capital contributions, the issuance of related party notes payable and notes payable (Note 8. Related Party Notes Payable and Note 9. Notes Payable), and the sale of Preferred and Ordinary Stock (Note 12. Preferred and Ordinary Stock). The majority of related party notes payable, notes payable, and equity have been funded by entities controlled or previously controlled by the Company’s founder and former CEO. Since its formation, the Company has devoted substantial effort and capital resources to strategic planning, engineering, design, and development of its planned electric vehicle platform, development of initial electric vehicle models, and capital raising. The aforementioned efforts and capital resources have positioned the Company for a commercial launch of its first passenger vehicle, the FF 91, which is anticipated during July 2022.

The Company’s audit report for the year ended December 31, 2020 from the Company’s independent registered public accounting firm includes an explanatory paragraph stating that the Company’s recurring losses from operations and cash outflows from operating activities raise substantial doubt about FF’s ability to continue as a going concern. However, after the closing of the Business Combination and the PIPE Financing on July 21, 2021, the Company received cash aggregating $991,053 and made payments, through the date that the unaudited Condensed Consolidated Financial Statements were available to be issued, of (i) $28,355 to vendors with payables in the Vendor Trust; (ii) $31,820 to related party notes payable holders and $57,691 to notes payable holders for principal and accrued interest; (iii) $9,592 to active and former employees; and (iv) $17,466 to other vendors. Management expects that the net proceeds from the Business Combination along with cash balances held by the Company prior to the Closing Date will be sufficient to complete the final stages of the development and production of the FF 91 electric vehicle. Achievement of the Company’s operating plan as well as its ability to maintain an adequate level of liquidity are subject to various risks associated with the Company’s ability to continue to successfully close additional sources of funding and/or refinance existing notes payable arrangements. The Company’s forecasts and projections of working capital reflect significant judgment and estimates for which there are inherent risks and uncertainties.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce discretionary spending, alter or scale back vehicle development programs, be unable to develop new or enhanced production methods, or be unable to fund capital expenditures. Any such events would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

As of June 30, 2021, the Company was in default on related party notes payable and notes payable with principal amounts of $147,093 and $40,935, respectively. Immediately prior to the Business Combination, the Company converted (i) related party notes payable and notes payables with aggregated principal amounts of $130,479 and $56,000 respectively, into 119,191,029 shares of Class A-2 Preferred Stock; (ii) notes payable with an aggregate principal balance of $17,600 into 15,792,771 shares of Class A-1 Preferred Stock; and (iii) notes payable with a principal balance of $1,500 into 1,281,976 shares of Class A-3 Preferred Stock. As part of the close of the Business Combination and through the date that the unaudited Condensed Consolidated Financial Statements were available to be issued, the Company converted into equity or paid in cash related party notes payable with aggregated principal amounts of $60,104 and notes payables with principal amounts aggregating $116,518, including the aforementioned amounts in default at June 30, 2021. As such, no adverse action was taken or is expected to be taken by the respective note holders. See Note 15. Subsequent Events for more information related to the Business Combination.

COVID-19 Pandemic

The World Health Organization declared a global emergency on March 11, 2020, with respect to the outbreak of a novel strain of coronavirus, or COVID-19 pandemic. There are many uncertainties regarding the current global COVID-19 pandemic. The Company is closely monitoring the impact of the pandemic on all aspects of its business, including the impact on its employees, suppliers, vendors, and business partners.

The pandemic has resulted in government authorities implementing numerous measures to try to contain the virus, such as travel bans and restrictions, quarantines, stay-at-home or shelter-in-place orders, and business shutdowns. For example, the Company’s employees based in California have been subject to stay-at-home orders from state and local governments. These measures may adversely impact the Company’s employees and operations and the operations of suppliers and business partners and could negatively impact the construction schedule of the Company’s manufacturing facility and the production schedule of the FF 91 electric vehicle. In addition, various aspects of the Company’s business and manufacturing facility cannot be conducted remotely. The extent of the continuing impact of the COVID-19 pandemic on the Company’s operational and financial performance is uncertain and will depend on many factors outside the Company’s control, including, without limitation, the timing, extent, trajectory and duration of the pandemic; the availability, distribution and effectiveness of vaccines; the imposition of protective public safety measures; and the impact of the pandemic on the global economy and demand for consumer products. Future measures taken by government authorities in response the COVID-19 pandemic could adversely affect the Company’s construction and manufacturing plans, sales and marketing activities, and business operations.

At the date these financial statements were available to be issued, the Company does not anticipate any material impairments as a result of COVID-19. The Company will continue to evaluate the impacts of COVID-19 on an ongoing basis.

2.	Liquidity and Capital Resources and Going Concern

The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Since inception, the Company has incurred cumulative losses from operations, negative cash flows from operating activities and has an accumulated deficit of $2,391,139 as of December 31, 2020. As of the date of this report, there were $19,196 in related party notes payable and notes payable in default. The Company has funded its operations and capital needs primarily through the net proceeds received from capital contributions, the issuance of related party notes payable and notes payable (Notes 8 and 9) and the sale of preferred and ordinary stock (Note 12). The vast majority of related party notes payable and notes payable and equity have been funded by entities controlled or previously controlled by the Company’s founder and former CEO. Since its formation, the Company has devoted substantial effort and capital resources to strategic planning, engineering, design and development of its planned electric vehicle platform, development of initial electric vehicle models, and capital raising. The achievement of the Company’s operating plans and maintenance of an adequate level of liquidity are subject to various risks associated with the ability to continue to successfully close additional sources of funding, and/or refinance existing related party notes payable and notes payable arrangements. The Company’s forecasts and projections of working capital reflect significant judgment and estimates for which there are inherent risks and uncertainties. Management’s plans include the continued development of its electric vehicle platform and bringing electric vehicle models to market. The Company expects to continue to generate significant operating losses for the foreseeable future. The plans are dependent on the Company being able to continue to raise significant amounts of capital through the issuance of additional notes payable and equity securities.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, alter or scale back vehicle development programs, be unable to develop new or enhanced production methods, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. Based on its recurring losses from operations since inception, expectation of continued operating losses for the foreseeable future, and the need to raise additional capital to finance its future operations, as of April 5, 2021, the date the consolidated financial statements for the year ended December 31, 2020, were available to be issued, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these consolidated financial statements are issued.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

COVID-19 Pandemic

The World Health Organization declared a global emergency on March 11, 2020 with respect to the outbreak of a novel strain of coronavirus, or COVID-19 pandemic. There are many uncertainties regarding the current global COVID-19 pandemic, and the Company is closely monitoring the impact of the pandemic on all aspects of its business, including the impact on its employees, suppliers, vendors, and business partners.

The pandemic has resulted in government authorities implementing numerous measures to try to contain the virus, such as travel bans and restrictions, quarantines, stay-at-home or shelter-in-place orders, and business shutdowns. For example, the Company’s employees based in California have been subject to stay-at-home orders from state and local governments. These measures may adversely impact the Company’s employees and operations and the operations of suppliers and business partners and could negatively impact the construction schedule of the Company’s manufacturing facility and the production schedule of the FF 91 vehicle. In addition, various aspects of the Company’s business and manufacturing facility cannot be conducted remotely. These measures by government authorities may remain in place for a significant period of time and could adversely affect the Company’s construction and manufacturing plans, sales and marketing activities, and business operations.

The evolution of the virus is unpredictable. A COVID-19 vaccine is being administered, however, the speed and extent of vaccination is unpredictable and any resurgence may slow down the Company’s ability to ramp-up its production program to satisfy investors and potential customers. Any delay to production will delay the Company’s ability to launch the FF 91 vehicle and begin generating revenue. The COVID-19 pandemic could limit the ability of suppliers and business partners to perform, including third party suppliers’ ability to provide components and materials used in the FF 91 vehicle. The Company may also experience an increase in the cost of raw materials. At the time of this report, the Company does not anticipate any material impairments as a result of COVID-19, however, the Company will continue to evaluate the impacts of COVID-19 on an ongoing basis. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.